Segment Information - Schedule of revenue by type of service provided by the Group (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 1,041,145,646	¥ 7,283,230,253	¥ 3,654,383,126	¥ 1,885,717,001
Live Streaming [Member]
Segment Reporting Information [Line Items]
Revenues		6,617,291,032	3,147,196,247	1,521,784,105
Advertisement [Member]
Segment Reporting Information [Line Items]
Revenues		513,265,806	342,169,195	248,846,529
Other [Member]
Segment Reporting Information [Line Items]
Revenues		¥ 152,673,415	¥ 165,017,684	¥ 115,086,367